Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Common shares issued, shares	117,975,579	86,607,305
Common shares issued, value	$ 350,707	$ 284,673
Preferred issued, shares		103,824
Preferred issued, value		$ 161
Share capital (Note18)	$ 350,707	$ 284,673